Recoverable Taxes - Summary of Current Tax Assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Text Block [Abstract]
ICMS on purchase of goods (a)	R$ 434,832	R$ 420,835
Taxes on purchase of goods – subsidiaries abroad	39,475	42,198
Other Taxes - Foreign Subsidiaries	1,825	112
ICMS on purchases of fixed assets	10,628	9,098
PIS and COFINS on purchases of fixed assets (b)	3,826	42,175
PIS and COFINS on purchase of goods(c)	280,087	194,382
Withholding PIS, COFINS and CSLL	2,378	2,085
IPI recoverable (d)	30,190	35,770
Others	1,613	1,238
Total	804,854	747,893
Current	395,640	379,253
Non-current	R$ 409,214	R$ 368,640